FAIR VALUE MEASUREMENTS - Level 3 Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants | Series A Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 54,000	$ 52,000
Issuance of warrants		0
Change in fair value	433,000	2,000
Exercise of warrants	(487,000)
Ending balance	0	54,000
Warrants | Series D Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,596,000	0
Issuance of warrants		1,803,000
Change in fair value	7,824,000	793,000
Exercise of warrants	(10,420,000)
Ending balance	0	2,596,000
Earn-out Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Issuance of warrants	95,401,000
Change in fair value	(47,038,000)
Ending balance	$ 48,363,000	$ 0